Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure Of Events After Reporting Period [Abstract]
Subsequent Events

28. Subsequent Events
On January 20, 2023, we entered into a 15-year exclusive bancassurance partnership with Dah Sing Bank, Limited effective July 1, 2023. The partnership significantly expands our distribution in Asia. An initial payment of approximately $260 will be made on July 1, 2023, based on the contractual terms of the agreement.
Effective February 1, 2023, we completed the sale of our sponsored markets business to Canadian Premier. Our sponsored markets business includes a variety of association & affinity, and group creditor clients.

On February 1, 2023, we completed the acquisition of AAM. AAM minority shareholders also have the option to require us to purchase their shares in 2028. We have a call option to acquire the remaining interest held by these minority shareholders commencing in 2028. Due to the recent close of this transaction, the purchase accounting has not been completed.